UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-5628

Name of Registrant: Vanguard Malvern Funds

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: September 30th

Date of reporting period: June 30, 2012

Item 1: Schedule of Investments

Vanguard U.S. Value Fund

Schedule of Investments
As of June 30, 2012

		Market
		Value
	Shares	($000)
Common Stocks (99.4%)[1]
Consumer Discretionary (7.8%)
Comcast Corp. Class A	138,389	4,424
CBS Corp. Class B	130,300	4,271
News Corp. Class A	167,300	3,729
Macy's Inc.	100,600	3,456
Home Depot Inc.	56,800	3,010
Foot Locker Inc.	97,700	2,988
Jarden Corp.	70,000	2,941
Brinker International Inc.	86,400	2,754
Dillard's Inc. Class A	42,100	2,681
Movado Group Inc.	97,200	2,432
* Delphi Automotive plc	67,900	1,731
Penske Automotive Group Inc.	58,100	1,234
Ford Motor Co.	121,100	1,161
Newell Rubbermaid Inc.	62,000	1,125
Walt Disney Co.	22,300	1,082
Dana Holding Corp.	79,300	1,016
Gap Inc.	18,400	503
DISH Network Corp. Class A	8,130	232
		40,770
Consumer Staples (5.9%)
Procter & Gamble Co.	140,469	8,604
Altria Group Inc.	117,800	4,070
Philip Morris International Inc.	43,250	3,774
* Pilgrim's Pride Corp.	314,900	2,252
Harris Teeter Supermarkets Inc.	54,100	2,218
Kroger Co.	90,100	2,089
Kimberly-Clark Corp.	19,900	1,667
Kraft Foods Inc.	41,518	1,603
* Dean Foods Co.	94,000	1,601
CVS Caremark Corp.	30,050	1,404
Tyson Foods Inc. Class A	35,300	665
* Energizer Holdings Inc.	7,200	542
Beam Inc.	5,000	312
* Spectrum Brands Holdings Inc.	7,500	244
Reynolds American Inc.	3,800	170
		31,215
Energy (16.1%)
Exxon Mobil Corp.	353,400	30,241
Chevron Corp.	161,330	17,020
ConocoPhillips	139,690	7,806
Marathon Petroleum Corp.	90,468	4,064
Occidental Petroleum Corp.	40,100	3,439
* Nabors Industries Ltd.	213,300	3,072
Energy XXI Bermuda Ltd.	94,800	2,966
* Tesoro Corp.	113,100	2,823
* Helix Energy Solutions Group Inc.	167,700	2,752
Western Refining Inc.	120,700	2,688
Valero Energy Corp.	82,940	2,003

* Phillips 66	59,745	1,986
National Oilwell Varco Inc.	16,400	1,057
* Parker Drilling Co.	201,400	908
* Stone Energy Corp.	21,400	542
Helmerich & Payne Inc.	12,400	539
Murphy Oil Corp.	3,400	171
Marathon Oil Corp.	4,737	121
		84,198
Financials (27.3%)
Wells Fargo & Co.	405,723	13,567
JPMorgan Chase & Co.	343,140	12,260
* Berkshire Hathaway Inc. Class B	89,700	7,475
US Bancorp	222,500	7,156
Citigroup Inc.	195,061	5,347
American Express Co.	76,000	4,424
Chubb Corp.	57,400	4,180
Discover Financial Services	120,500	4,167
BB&T Corp.	132,800	4,097
Goldman Sachs Group Inc.	39,417	3,778
* American International Group Inc.	109,100	3,501
Fifth Third Bancorp	259,600	3,479
Bank of America Corp.	417,276	3,413
Torchmark Corp.	66,000	3,336
Invesco Ltd.	139,300	3,148
KeyCorp	403,200	3,121
Allied World Assurance Co. Holdings AG	37,534	2,983
Protective Life Corp.	100,600	2,959
Capital One Financial Corp.	52,700	2,881
Everest Re Group Ltd.	27,400	2,836
Ameriprise Financial Inc.	51,320	2,682
Assurant Inc.	75,700	2,637
East West Bancorp Inc.	106,600	2,501
HCP Inc.	55,800	2,464
Allstate Corp.	59,800	2,098
ProAssurance Corp.	23,200	2,067
Simon Property Group Inc.	11,500	1,790
* Knight Capital Group Inc. Class A	144,300	1,723
Kimco Realty Corp.	89,600	1,705
American Financial Group Inc.	42,820	1,680
Macerich Co.	27,000	1,594
Cash America International Inc.	34,600	1,524
CBL & Associates Properties Inc.	75,400	1,473
Duke Realty Corp.	93,600	1,370
Liberty Property Trust	35,700	1,315
Weingarten Realty Investors	49,900	1,314
Hospitality Properties Trust	51,300	1,271
Lexington Realty Trust	144,100	1,221
Camden Property Trust	18,000	1,218
Aflac Inc.	28,500	1,214
RLJ Lodging Trust	66,400	1,204
Omega Healthcare Investors Inc.	51,800	1,165
Pennsylvania REIT	77,700	1,164
* Sunstone Hotel Investors Inc.	104,900	1,153
CNO Financial Group Inc.	134,600	1,050
Nelnet Inc. Class A	38,300	881
* World Acceptance Corp.	12,500	822
* Select Income REIT	26,470	629

Inland Real Estate Corp.	53,800	451
Umpqua Holdings Corp.	34,000	447
Regency Centers Corp.	8,000	381
Webster Financial Corp.	11,000	238
Equity Residential	2,700	168
Entertainment Properties Trust	3,500	144
Republic Bancorp Inc./KY Class A	5,799	129
Annaly Capital Management Inc.	7,300	122
		143,117
Health Care (11.2%)
Pfizer Inc.	599,325	13,785
Johnson & Johnson	112,450	7,597
UnitedHealth Group Inc.	120,200	7,032
Merck & Co. Inc.	146,201	6,104
Eli Lilly & Co.	114,200	4,900
Bristol-Myers Squibb Co.	94,350	3,392
Aetna Inc.	85,300	3,307
Abbott Laboratories	51,200	3,301
McKesson Corp.	30,300	2,841
* Select Medical Holdings Corp.	246,000	2,487
Humana Inc.	22,700	1,758
* Charles River Laboratories International Inc.	40,700	1,333
AmerisourceBergen Corp. Class A	23,900	940
Omnicare Inc.	7,300	228
		59,005
Industrials (9.5%)
General Electric Co.	861,240	17,948
Northrop Grumman Corp.	63,700	4,063
Parker Hannifin Corp.	40,000	3,075
Lockheed Martin Corp.	34,300	2,987
* Delta Air Lines Inc.	264,600	2,897
* Alaska Air Group Inc.	77,700	2,790
* CNH Global NV	63,400	2,464
Triumph Group Inc.	40,300	2,268
Cintas Corp.	47,100	1,819
Barnes Group Inc.	67,400	1,637
Boeing Co.	19,400	1,441
Textron Inc.	43,200	1,074
Timken Co.	23,300	1,067
Eaton Corp.	26,900	1,066
Pitney Bowes Inc.	68,000	1,018
Cummins Inc.	10,100	979
Chicago Bridge & Iron Co. NV	25,000	949
* Navigant Consulting Inc.	12,000	152
		49,694
Information Technology (7.8%)
Cisco Systems Inc.	512,100	8,793
Intel Corp.	196,800	5,245
Motorola Solutions Inc.	61,742	2,970
IAC/InterActiveCorp	60,250	2,747
* Western Digital Corp.	88,100	2,685
* LSI Corp.	411,800	2,623
* Dell Inc.	197,400	2,472
Jabil Circuit Inc.	120,000	2,440
Booz Allen Hamilton Holding Corp.	148,400	2,268
KLA-Tencor Corp.	42,100	2,073

*	CACI International Inc. Class A	33,500	1,843
*	Avnet Inc.	47,500	1,466
International Business Machines Corp.	6,900	1,350
*	Freescale Semiconductor Ltd.	70,600	724
Hewlett-Packard Co.	28,300	569
CA Inc.	13,600	368
*	Lam Research Corp.	4,275	161
40,797
Materials (3.6%)
CF Industries Holdings Inc.	17,800	3,448
International Paper Co.	111,200	3,215
Huntsman Corp.	211,100	2,732
*	Chemtura Corp.	180,400	2,616
Rockwood Holdings Inc.	55,600	2,466
Westlake Chemical Corp.	27,100	1,416
Buckeye Technologies Inc.	41,537	1,183
Georgia Gulf Corp.	45,300	1,163
LyondellBasell Industries NV Class A	21,900	882
19,121
Telecommunication Services (3.3%)
AT&T Inc.	404,310	14,418
Verizon Communications Inc.	67,302	2,991
17,409
Utilities (6.9%)
Consolidated Edison Inc.	65,000	4,042
American Electric Power Co. Inc.	101,200	4,038
Public Service Enterprise Group Inc.	119,000	3,868
DTE Energy Co.	60,900	3,613
FirstEnergy Corp.	71,000	3,492
Pinnacle West Capital Corp.	63,600	3,291
TECO Energy Inc.	168,700	3,047
PNM Resources Inc.	148,600	2,904
NorthWestern Corp.	77,500	2,844
NV Energy Inc.	161,000	2,830
PG&E Corp.	45,700	2,069
Southern Co.	4,800	222
36,260
Total Common Stocks (Cost $487,023)	521,586

Coupon
Temporary Cash Investments (0.7%)[1]
Money Market Fund (0.7%)
2	Vanguard Market Liquidity Fund	0.148%	3,354,019	3,354

Face	Market
Maturity	Amount	Value
Date	($000)	($000)
U.S. Government and Agency Obligations (0.0%)
[3,4] Federal Home Loan Bank Discount Notes	0.120%	7/27/12	100	100
[4,5] Freddie Mac Discount Notes	0.135%	8/6/12	100	100
200
Total Temporary Cash Investments (Cost $3,554)	3,554

Total Investments (100.1%) (Cost $490,577)	525,140
Other Assets and Liabilities-Net (-0.1%)	(566)
Net Assets (100%)	524,574

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
4 Securities with a value of $200,000 have been segregated as initial margin for open futures contracts.
5 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury in exchange for senior preferred stock.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	521,586	—	—
Temporary Cash Investments	3,354	200	—
Futures Contracts—Assets[1]	95	—	—
Futures Contracts—Liabilities[1]	(10)	—	—
Total	525,025	200	—

U.S. Value Fund
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At June 30, 2012, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
		Number of	Aggregate Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	September 2012	44	2,984	107

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At June 30, 2012, the cost of investment securities for tax purposes was $490,577,000. Net unrealized appreciation of investment securities for tax purposes was $34,563,000, consisting of unrealized gains of $57,813,000 on securities that had risen in value since their purchase and $23,250,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Capital Value Fund

Schedule of Investments
As of June 30, 2012

			Market
			Value
		Shares	($000)
Common Stocks (99.2%)
Consumer Discretionary (13.3%)
	Abercrombie & Fitch Co.	310,900	10,614
	Dana Holding Corp.	656,530	8,410
*	Fifth & Pacific Cos. Inc.	776,297	8,330
*	PulteGroup Inc.	729,265	7,803
	Kohl's Corp.	169,400	7,706
*,1 Buck Holdings LP Private Placement		NA	7,524
*	Tenneco Inc.	177,500	4,760
	GameStop Corp. Class A	248,370	4,560
	DeVry Inc.	138,400	4,286
	Time Warner Inc.	106,900	4,116
*	Goodyear Tire & Rubber Co.	329,900	3,896
*	Deckers Outdoor Corp.	79,200	3,486
	Comcast Corp. Class A	96,300	3,079
*	Tempur-Pedic International Inc.	123,600	2,891
*,1 Allstar Co-Invest LLC Private Placement		NA	2,424
*	Amazon.com Inc.	6,090	1,391
	Jones Group Inc.	134,900	1,290
	Rent-A-Center Inc.	24,990	843
			87,409
Consumer Staples (4.7%)
	Molson Coors Brewing Co. Class B	200,400	8,339
*	Energizer Holdings Inc.	82,500	6,208
	Maple Leaf Foods Inc.	447,200	5,144
	Archer-Daniels-Midland Co.	136,500	4,029
	Dr Pepper Snapple Group Inc.	84,800	3,710
	Danone SA	49,046	3,048
			30,478
Energy (16.8%)
*	Cobalt International Energy Inc.	917,950	21,572
	Halliburton Co.	440,900	12,517
	Baker Hughes Inc.	251,800	10,349
	Anadarko Petroleum Corp.	125,500	8,308
*	Southwestern Energy Co.	233,300	7,449
	Chesapeake Energy Corp.	309,595	5,758
	Canadian Natural Resources Ltd.	192,200	5,161
*	McDermott International Inc.	389,200	4,336
	Patterson-UTI Energy Inc.	277,300	4,038
	Inpex Corp.	698	3,920
*	Cheniere Energy Inc.	261,200	3,850
*	Tesoro Corp.	136,400	3,405
	Valero Energy Corp.	134,000	3,236
*	Superior Energy Services Inc.	157,500	3,186
*	Uranium One Inc.	1,160,500	2,952
	CONSOL Energy Inc.	93,200	2,818
^	Cameco Corp.	80,300	1,763
	Noble Corp.	52,700	1,714
	QEP Resources Inc.	51,800	1,552
^	Trican Well Service Ltd.	88,700	1,024

* Lone Pine Resources Inc.	355,100	977
Tsakos Energy Navigation Ltd.	69,510	339
		110,224
Financials (18.0%)
Bank of America Corp.	2,505,417	20,494
JPMorgan Chase & Co.	483,040	17,259
Wells Fargo & Co.	332,800	11,129
Goldman Sachs Group Inc.	76,600	7,343
Unum Group	383,200	7,331
Principal Financial Group Inc.	237,200	6,222
BlackRock Inc.	33,800	5,740
Reinsurance Group of America Inc. Class A	107,200	5,704
Weyerhaeuser Co.	222,700	4,980
NASDAQ OMX Group Inc.	217,100	4,922
Ameriprise Financial Inc.	81,175	4,242
Progressive Corp.	177,300	3,693
Barclays plc	1,375,278	3,514
NYSE Euronext	134,200	3,433
Swiss Re AG	48,518	3,059
Hatteras Financial Corp.	95,400	2,728
Fifth Third Bancorp	156,000	2,090
StanCorp Financial Group Inc.	50,600	1,880
Citigroup Inc.	64,100	1,757
UBS AG	61,265	717
		118,237
Health Care (12.0%)
Merck & Co. Inc.	309,400	12,917
Medtronic Inc.	220,000	8,521
Roche Holding AG	48,644	8,402
* Elan Corp. plc ADR	558,795	8,153
* Hologic Inc.	442,600	7,985
Universal Health Services Inc. Class B	164,700	7,109
* WuXi PharmaTech Cayman Inc. ADR	341,000	4,815
* Gilead Sciences Inc.	89,600	4,595
Agilent Technologies Inc.	88,000	3,453
Covidien plc	61,900	3,312
* AVANIR Pharmaceuticals Inc.	793,700	3,111
* Almirall SA	377,562	2,705
Daiichi Sankyo Co. Ltd.	150,300	2,534
* Allscripts Healthcare Solutions Inc.	133,200	1,456
		79,068
Industrials (6.3%)
* United Continental Holdings Inc.	262,645	6,390
* Delta Air Lines Inc.	415,820	4,553
* Polypore International Inc.	99,600	4,023
L-3 Communications Holdings Inc.	53,700	3,974
* Meritor Inc.	709,400	3,703
Knight Transportation Inc.	230,000	3,678
United Parcel Service Inc. Class B	36,800	2,898
Toll Holdings Ltd.	650,873	2,676
General Dynamics Corp.	32,400	2,137
Knoll Inc.	158,200	2,123
PACCAR Inc.	53,400	2,093
* AGCO Corp.	42,300	1,935
AirAsia Bhd.	1,268,755	1,436
		41,619

Information Technology (16.8%)
	Western Union Co.	483,300	8,139
*	Acme Packet Inc.	427,030	7,964
*	JDS Uniphase Corp.	697,280	7,670
*	Apple Inc.	13,035	7,612
	Activision Blizzard Inc.	539,065	6,463
*	VeriFone Systems Inc.	190,700	6,310
	Booz Allen Hamilton Holding Corp.	376,067	5,746
*	Universal Display Corp.	137,800	4,952
	Harris Corp.	116,000	4,855
*	Rovi Corp.	232,520	4,562
*	SanDisk Corp.	123,100	4,491
*	Flextronics International Ltd.	722,400	4,479
*	TiVo Inc.	537,705	4,447
*	RF Micro Devices Inc.	1,008,715	4,287
	Paychex Inc.	123,900	3,892
*	Juniper Networks Inc.	224,500	3,662
	Cisco Systems Inc.	206,700	3,549
*	Google Inc. Class A	5,500	3,190
	Jabil Circuit Inc.	154,070	3,132
	Oracle Corp.	103,700	3,080
*	Cree Inc.	97,900	2,513
*	Arrow Electronics Inc.	62,000	2,034
	Microsoft Corp.	61,000	1,866
*	Micron Technology Inc.	126,250	797
*	Electronic Arts Inc.	57,535	711
			110,403
Materials (8.8%)
*,^ Molycorp Inc.		610,100	13,148
	Methanex Corp.	426,835	11,883
*	Louisiana-Pacific Corp.	624,845	6,798
	Mosaic Co.	113,800	6,232
	Barrick Gold Corp.	123,620	4,644
	Celanese Corp. Class A	96,100	3,327
	Akzo Nobel NV	69,572	3,274
*	Detour Gold Corp.	153,830	3,099
	Freeport-McMoRan Copper & Gold Inc.	65,945	2,247
	Sealed Air Corp.	117,500	1,814
	Cabot Corp.	37,000	1,506
			57,972
Telecommunication Services (0.7%)
*	Sprint Nextel Corp.	1,316,400	4,291

Utilities (1.8%)
	Entergy Corp.	94,500	6,416
	UGI Corp.	138,400	4,073
	NV Energy Inc.	63,900	1,123
			11,612
Total Common Stocks (Cost $651,779)			651,313

			Market
			Value
	Coupon	Shares	($000)
Temporary Cash Investments (1.9%)
Money Market Fund (1.0%)
[2,3] Vanguard Market Liquidity Fund	0.148%	6,866,600	6,867

		Face
		Amount
		($000)
Repurchase Agreements (0.9%)
Credit Suisse Securities (USA), LLC 0.150%,
7/2/12 (Dated 6/29/12, Repurchase Value
$4,400,000, collateralized by U.S. Treasury
Note/Bond, 2.625%, 12/31/14)		4,400	4,400
Deutsche Bank Securities, Inc. 0.200%,
7/2/12 (Dated 6/29/12, Repurchase Value
$1,300,000, collateralized by U.S. Treasury
Note/Bond, 2.000%, 2/15/22)		1,300	1,300
			5,700
Total Temporary Cash Investments (Cost $12,567)			12,567
Total Investments (101.1%) (Cost $664,346)			663,880
Other Assets and Liabilities-Net (-1.1%)[3]			(7,053)
Net Assets (100%)			656,827

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $6,835,000.
1 Restricted securities totaling $9,948,000 represent 1.5% of net assets. Shares not applicable for these private placements.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $6,867,000 of collateral received for securities on loan.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

Capital Value Fund

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

C. Repurchase Agreements: The fund may enter into repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default or bankruptcy by the other party to the agreement, the fund may sell or retain the collateral; however, such action may be subject to legal proceedings.

D. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of June 30, 2012, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	606,078	35,287	9,948
Temporary Cash Investments	6,867	5,700	—
Total	612,945	40,987	9,948

The determination of Level 3 fair value measurements is governed by documented policies and procedures adopted by the board of trustees. The board has designated a pricing review committee, as an agent of the board, to ensure the timely analysis and valuation of Level 3 securities held by the fund in accordance with established policies and procedures. The pricing review committee employs various methods for calibrating valuation approaches, including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity. All valuation decisions made by the pricing review committee are reported to the board on a quarterly basis for review and ratification. The board reviews the adequacy of the fair value measurement policies and procedures in place on an annual basis.

The following table summarizes changes in investments valued based on Level 3 inputs during the period ended June 30, 2012. Transfers into or out of Level 3 are recognized based on values as of the date of transfer.

Capital Value Fund

Investments in
Common Stocks
Amount valued based on Level 3 Inputs	($000)
Balance as of September 30, 2011	11,691
Transfers out of Level 3	(5,930)
Change in Unrealized Appreciation (Depreciation)	4,187
Balance as of June 30, 2012	9,948
Net change in unrealized appreciation (depreciation) from investments still held as of June 30, 2012 was $4,187,000

Transfers out of Level 3 represent a reduction in the fund’s investment and realized gains from a private placement security.

The following table provides quantitative information about the significant unobservable inputs used in fair value measurement as of June 30, 2012:

Security Type	Fair Value at	Valuation Technique	Unobservable Input	Amount or Range
	6/30/12
Common Stocks	9,948	Market Comparables	EBIDTA multiple	11%
			Illiquidity Discount	10%

Significant increases or decreases in the significant unobservable inputs used in the fair value measurement of the fund’s Level 3 securities, in isolation, could result in a significantly higher or lower fair value measurement.

E. At June 30, 2012, the cost of investment securities for tax purposes was $664,346,000. Net unrealized depreciation of investment securities for tax purposes was $466,000, consisting of unrealized gains of $63,879,000 on securities that had risen in value since their purchase and $64,345,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD MALVERN FUNDS

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: August 21, 2012

VANGUARD MALVERN FUNDS

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: August 21, 2012

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.